STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

August 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.5%
Capital Goods - 9.5%
Donaldson	170,900	[a]	8,264,724
Fastenal	403,200	[a]	12,345,984
Flowserve	238,500		10,179,180
Hexcel	178,700		15,037,605
The Toro Company	174,200		12,544,142
			58,371,635
Consumer Durables & Apparel - 2.1%
NIKE, Cl. B	155,400		13,131,300
Consumer Services - 4.7%
McDonald's	61,900		13,492,343
Starbucks	157,200		15,179,232
			28,671,575
Diversified Financials - 1.0%
Intercontinental Exchange	68,600		6,412,728
Energy - 3.7%
EOG Resources	136,820		10,150,676
Pioneer Natural Resources	27,000		3,332,340
Schlumberger	287,850		9,334,975
			22,817,991
Health Care Equipment & Services - 12.7%
Cerner	217,900		15,015,489
Edwards Lifesciences	66,200	[b]	14,685,808
Henry Schein	186,200	[a,b]	11,473,644
Intuitive Surgical	22,100	[b]	11,300,614
ResMed	89,300		12,439,490
Stryker	59,500		13,129,270
			78,044,315
Household & Personal Products - 4.2%
Colgate-Palmolive	165,600		12,279,240
The Estee Lauder Companies, Cl. A	67,000		13,265,330
			25,544,570
Materials - 6.6%
Ecolab	66,200		13,657,722
FMC	149,600		12,914,968
Linde	74,400	[a]	14,054,904
			40,627,594
Media & Entertainment - 4.2%
Alphabet, Cl. C	11,206	[b]	13,313,849

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 97.5% (continued)
Media & Entertainment - 4.2% (continued)
The Walt Disney Company		91,500		12,559,290
				25,873,139
Pharmaceuticals Biotechnology & Life Sciences - 7.9%
Eli Lilly & Co.		101,800		11,500,346
Gilead Sciences		133,300		8,469,882
Johnson & Johnson		84,100		10,795,076
Mettler-Toledo International		11,400	[b]	7,487,406
Waters		49,100	[b]	10,403,799
				48,656,509
Retailing - 9.1%
Booking Holdings		6,800	[b]	13,371,588
Dollar General		93,300		14,563,197
O'Reilly Automotive		35,100	[b]	13,469,976
The TJX Companies		259,800		14,281,206
				55,685,967
Software & Services - 20.4%
Adobe		50,600	[b]	14,396,206
ANSYS		31,300	[b]	6,465,328
Automatic Data Processing		73,300		12,449,272
Cognizant Technology Solutions, Cl. A		171,700		10,540,663
Jack Henry & Associates		67,600		9,799,296
Manhattan Associates		183,400	[a,b]	15,154,342
Mastercard, Cl. A		58,400		16,432,008
Microsoft		109,200		15,054,312
Oracle		241,900		12,593,314
Paychex		149,900		12,246,830
				125,131,571
Technology Hardware & Equipment - 9.6%
Amphenol, Cl. A		143,800		12,588,252
Cisco Systems		257,500		12,053,575
Cognex		239,700		10,805,676
IPG Photonics		76,900	[a,b]	9,514,837
TE Connectivity		155,200		14,157,344
				59,119,684
Transportation - 1.8%
Expeditors International of Washington		159,700		11,354,670
Total Common Stocks (cost $351,873,255)				599,443,248
	1-Day Yield (%)
Investment Companies - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $14,427,091)	2.09	14,427,091	[c]	14,427,091

Investment of Cash Collateral for Securities Loaned - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $38,300)	2.09	38,300	[c]	38,300
Total Investments (cost $366,338,646)		99.9%		613,908,639
Cash and Receivables (Net)		.1%		675,876
Net Assets		100.0%		614,584,515

a Security, or portion thereof, on loan. At August 31, 2019, the value of the fund’s securities on loan was $18,664,166 and the value of the collateral held by the fund was $18,931,959, consisting of cash collateral of $38,300 and U.S. Government & Agency securities valued at $18,893,659.

b Non-income producing security.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Equity Fund

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	599,443,248	-	-	599,443,248
Investment Companies	14,465,391	-	-	14,465,391

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board (the "Board"). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2019, accumulated net unrealized appreciation on investments was $247,569,993, consisting of $262,107,212 gross unrealized appreciation and $14,537,219 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.